Bank and Other Borrowings (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM) RM / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2024 USD ($)	Sep. 24, 2024 $ / shares
Bank and Other Borrowings [Line Items]
Repayable instalments	RM 107,240	$ 23,989	RM 120,575	RM 99,210
Principal amount	815,359		RM 922,599		$ 182,391
Term insurance policy	150,000
Face value of preference shares issued	600,000
Face value share (in Ringgits per share) | $ / shares						$ 0.11
Shares redeemable at fair value	RM 600,000
Credit Guarantee Corporation [Member]
Bank and Other Borrowings [Line Items]
Borrowings, threshold limit	70.00%				70.00%
Loan 1 [Member]
Bank and Other Borrowings [Line Items]
Borrowings, interest rate	5.00%		5.00%		5.00%
Repayable instalments	RM 3,318
Borrowings, maturity	June 2023	June 2023
Loan 2 [Member]
Bank and Other Borrowings [Line Items]
Borrowings, interest rate	3.50%		3.50%		3.50%
Repayable instalments	RM 3,639
Borrowings, maturity	is June 2026	is June 2026
Principal amount	RM 200,000
Loan 3 [Member]
Bank and Other Borrowings [Line Items]
Borrowings, interest rate	3.50%		3.50%		3.50%
Repayable instalments	RM 6,136
Borrowings, maturity	is October 2026	is October 2026
Principal amount	RM 300,000
Redeemable Preference Shares [Member]
Bank and Other Borrowings [Line Items]
Face value share (in Ringgits per share) | RM / shares	RM 1